WARRANTS TO PURCHASE REDEEMABLE CONVERTIBLE PREFERRED STOCK (Tables) - Notable Labs Inc [Member]	12 Months Ended
Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ESTIMATING THE FAIR VALUE OF THE WARRANTS

The following assumptions were used in estimating the fair value of the warrants:

As of issuance in July 2022:

Risk-free interest rate	3.11%
Expected life (years)	2.5
Expected volatility	95.0%
Annual dividend yield	0.0%

As of December 31, 2022:

Risk-free interest rate	4.41%
Expected life (years)	2.00
Expected volatility	95.0%
Annual dividend yield	0.00%

SCHEDULE OF REDEEMABLE CONVERTIBLE PREFERRED STOCK WARRANT LIABILITY ACTIVITY

The following is a summary of the Company’s redeemable convertible preferred stock warrant liability activity for the years ended December 31, 2022:

Redeemable convertible preferred stock warrant liability
Balance as of December 31, 2021	$—
Fair value of warrants at issuance	2,053
Change in fair value	3,060
Balance as of December 31, 2022	$5,113